CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues (including sublicensing revenues from a related party amounting to RMB768, RMB nil, and RMB nil for the years ended December 31 2011, 2012 and 2013, respectively)	$ 500,271	3,028,484	1,795,575	897,624
Cost of revenues	(410,893)	(2,487,421)	(1,499,536)	(697,337)
Gross profit	89,378	541,063	296,039	200,287
Operating expenses:
Product development	(45,925)	(278,015)	(172,885)	(72,573)
Sales and marketing	(112,494)	(681,008)	(363,707)	(230,475)
General and administrative	(43,241)	(261,770)	(238,112)	(80,529)
Total operating expenses	(201,660)	(1,220,793)	(774,704)	(383,577)
Loss from operations	(112,282)	(679,730)	(478,665)	(183,290)
Interest income	4,950	29,972	45,478	23,693
Interest expenses	(90)	(545)	(3,989)	(6,825)
Other income (loss), net	11,658	70,573	9,757	(5,682)
Loss before income taxes	(95,764)	(579,730)	(427,419)	(172,104)
Income tax benefit (expense)	(168)	(1,014)	3,416
Net loss	(95,932)	(580,744)	(424,003)	(172,104)
Net loss per share, basic and diluted (in dollars per share)	$ (0.03)	(0.19)	(0.18)	(0.09)
Net loss per ADS (each ADS represents 18 class A ordinary shares), basic and diluted (in dollars per share)	$ (0.58)	(3.50)	(3.20)	(1.55)
Shares used in computation, basic and diluted (in shares)	2,986,223,088	2,986,223,088	2,386,474,188	1,992,923,515
ADS used in computation, basic and diluted (in shares)	165,901,282	165,901,282	132,581,899	110,717,973
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment	(13,739)	(83,171)	(7,304)	(94,225)
Comprehensive loss attributable to ordinary shareholders	$ (109,671)	(663,915)	(431,307)	(266,329)